Other Long-term Assets (Details 2) (CNY) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Housing loans made to employees
Staff housing loans made during the period	12.6	7.6
Term of staff housing loan (in years)	5 years
Staff housing loans outstanding repayable within 12 months	5.4	3.9
Minimum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	2.25%	2.25%
Maximum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.50%	3.50%